INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 583		$ 510
Work in process	360		701
Finished products	5,793	[1]	5,379	[1]
Inventories	6,736		6,590
Inventory delivered to customers but not recognized in revenue	$ 4,977		$ 4,680

[1]	Includes amounts of $ 4,977 and $ 4,680 for 2012 and 2011, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.